Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
ASSETS	R$ 57,384,156	R$ 55,819,074
Current assets	13,041,808	13,715,730
Non-current assets	44,342,348	42,103,344
LIABILITIES	57,384,156	55,819,074
Current liabilities	10,342,380	9,309,433
Non-current liabilities	21,404,841	22,317,974
Equity	25,636,935	24,191,667	R$ 21,131,225	R$ 22,175,235
Net operating revenue	22,651,036	21,479,468	20,535,341
OPERATING COSTS AND EXPENSES	(18,867,990)	(18,092,563)	(17,254,583)
Financial results	(1,157,014)	(1,204,990)	(2,005,884)
Income tax and social contribution	599,435	354,057	(281,099)
NET INCOME	2,799,370	2,327,168	1,149,321
Total comprehensive income	3,038,932	2,072,843	1,359,308
Cash flows from operating activities	3,393,536	3,518,476	3,902,649
Cash flows from investing activities	(5,739,414)	(3,135,091)	(2,774,996)
Cash flows from financing activities	803,856	2,696,572	(1,922,041)
CHANGE IN CASH AND CASH EQUIVALENTS	(1,542,022)	3,079,957	(794,388)
Attributable to non-controlling interests	(37,783)	305,514
Gains (losses) on disposals of investments	(299,199)
Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Attributable to non-controlling interests	(37,783)	305,514	313,861
Profit (loss), attributable to non-controlling interests	(10,261)	68,358
Other comprehensive income, attributable to non-controlling interests	(142)	(546)
Dividends paid to non-controlling interests	(33,695)	(13,997)
Distribution of dividends with retained earnings		(62,162)
Gains (losses) on disposals of investments	(299,199)
Compagas [Member]
Disclosure of subsidiaries [line items]
Attributable to non-controlling interests	0	255,677	272,995
Profit (loss), attributable to non-controlling interests	23,823	58,181
Other comprehensive income, attributable to non-controlling interests	0	660
Dividends paid to non-controlling interests	(33,695)	(13,997)
Distribution of dividends with retained earnings		(62,162)
Gains (losses) on disposals of investments	(245,805)
Elejor [Member]
Disclosure of subsidiaries [line items]
ASSETS	748,720	804,150
Current assets	124,996	209,323
Non-current assets	623,724	594,827
LIABILITIES	748,720	804,150
Current liabilities	114,110	109,350
Non-current liabilities	760,550	730,939
Equity	(125,940)	(36,139)
Net operating revenue	91,418	140,757	194,287
OPERATING COSTS AND EXPENSES	(102,299)	(92,793)	(86,033)
Financial results	(124,476)	(43,569)	(113,102)
Income tax and social contribution	46,029	(1,487)	4,158
NET INCOME	(89,328)	2,908	(690)
Other comprehensive income	(475)	(4,206)	0
Total comprehensive income	(89,803)	(1,298)	(690)
Cash flows from operating activities	(58,715)	(14,772)	45,249
Cash flows from investing activities	(10,747)	(4,600)	(7,364)
Cash flows from financing activities	0	0	0
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(69,462)	(19,372)	37,885
Cash and cash equivalents at the beginning of the year	166,544	185,916	148,031
Cash and cash equivalents at the end of the year	97,082	166,544	185,916
CHANGE IN CASH AND CASH EQUIVALENTS	(69,462)	(19,372)	37,885
Attributable to non-controlling interests	(37,783)	(10,841)	(10,451)
Profit (loss), attributable to non-controlling interests	(26,800)	873
Other comprehensive income, attributable to non-controlling interests	(142)	(1,263)
Dividends paid to non-controlling interests	0	0
Distribution of dividends with retained earnings		0
Gains (losses) on disposals of investments	0
U E G Araucaria [Member]
Disclosure of subsidiaries [line items]
Attributable to non-controlling interests	0	60,678	R$ 51,317
Profit (loss), attributable to non-controlling interests	(7,284)	9,304
Other comprehensive income, attributable to non-controlling interests	0	57
Dividends paid to non-controlling interests	0	0
Distribution of dividends with retained earnings		R$ 0
Gains (losses) on disposals of investments	R$ (53,394)